Securities - Additional Information (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2023	Jan. 31, 2022	Oct. 31, 2022
Disclosure of financial assets [line items]
Fair value through profit or loss ("FVTPL") securities	$ 14,739	$ 14,663	$ 13,641
Amortized cost	105,784	98,456	106,590
FVOCI Securities	48,365	43,071	43,561
Interest and dividend income	108	95
Gains (losses) on financial assets at fair value through profit or loss that were designated	560	(244)
Realized gains from fair value through other comprehensive income securities	0	$ 0
Debt securities [member]
Disclosure of financial assets [line items]
Allowance for credit losses of amortized cost	1		3
Allowance for credit losses of FVOCI securities	2		3
Mandatorily measured at fair value [member]
Disclosure of financial assets [line items]
Fair value through profit or loss ("FVTPL") securities	4,613		4,410
Related to securities held by insurance subsidiaries [member]
Disclosure of financial assets [line items]
Fair value through profit or loss ("FVTPL") securities	$ 10,126		$ 9,231